Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Nov. 25, 2013	Dec. 31, 2012
Preferred shares, par value	$ 0.01		$ 0.01
Preferred shares, authorized	65,000,000		65,000,000
Preferred shares, issued	18,970,531		17,305,000
Preferred shares, outstanding	18,970,531		17,305,000
Class A common shares [Member]
Common shares, par value	$ 0.01		$ 0.01
Common shares, authorized	200,000,000		200,000,000
Common shares, issued	69,208,888	3,500,000	63,042,217
Common shares, outstanding	69,208,888		63,042,217